Building Held for Sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Subsequent Event [Member]
Building Held for Sale [Abstract]
Agreement to sell operations center	$ 5.0
Carrying value of building to be used as operations center	3.2
Subsequent Event [Line Items]
Recognized gain from the sale of the building		$ 1.6